Liquidity	12 Months Ended
Mar. 31, 2023
Liquidity [Abstract]
LIQUIDITY

NOTE 2 – LIQUIDITY

As reflected in the accompanying consolidated financial statements (“CFS”), the Company reported net loss of RMB191,826,242, RMB106,004,401 and RMB145,479,105 for the years ended March 31, 2021, 2022 and 2023, respectively. And the Company reported accumulated deficit of RMB1,590,567,163 and RMB1,874,037,965 as of March 31, 2022 and 2023.

In assessing its liquidity, management monitors and analyzes the Company’s cash flow requirements, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of March 31, 2023, the Company had cash of approximately RMB370.4 million (US$53.9 million). As of March 31, 2023, the Company had outstanding bank loans and other borrowings of approximately RMB487.5 million (US$70.9 million) from various financial institutions.

Currently, the Company is working to improve its liquidity and capital sources primarily through debt and equity financing. Based on the Company’s current operating plan, management believes the above-mentioned measures collectively will provide sufficient liquidity for the YS Group to meet its future liquidity and capital requirement for at least 12 months from the date of this report.